Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	199.8%
Expected life of option	6.23 Years
Risk free interest rate	1.9
Expected dividend yield	0.0

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-employee restricted stock award activity

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2013	4,129,790	$0.74
Granted	2,306,000	0.31
Exercised	-	-
Expired or canceled, during the period	532,500	0.70
Forfeited, during the period	2,095,037	0.61
Outstanding at December 31, 2014	3,808,253	0.55
Exercisable at December 31, 2014	2,028,532	$0.75

Non-Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of non-employee restricted stock award activity

	Number of Options	Weighted Average Exercise Price
Non-Employee Stock Options:
Outstanding at December 31, 2013	200,000	$0.93
Granted	50,000	0.30
Forfeited, during the period	-	-
Expired or canceled, during the period	-	-
Outstanding at December 31, 2014	250,000	0.81
Exercisable at December 31, 2014	225,000	$0.87

Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock award and non-employee restricted stock award activity

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2013	10,855,000	$0.56
Granted	-	-
Forfeited or canceled, during the period	(480,000)	0.52
Vested	(50,000)	0.61
Outstanding at December 31, 2014	10,325,000	$0.56

Non-Employee Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted stock award and non-employee restricted stock award activity
	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee Restricted Stock Awards:
Outstanding at December 31, 2013	1,125,000	$0.42
Granted	-	-
Vested	(50,000)	0.61
Outstanding at December 31, 2014	1,075,000	$0.42